ACQUISITION - Summarizes the fair values of the assets acquired and liabilities assumed (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC	Jan. 16, 2020 USD ($)
Current assets
Cash	$ 257,288
Accounts receivable	1,714,257
Accounts receivable - capital build	94,071
Prepaid expenses and other current assets	4,661,860
Total current assets	6,727,476
Long-term assets
Property and equipment	63,888,803
Intangible assets	76,200,000
Other assets	796,394
Total assets	147,612,673
Current liabilities
Accounts payable	2,168,788
Accrued expenses	6,751,534
Deferred revenue ST	1,460,512
Customer deposits	4,069,379
Other current liabilities	29,519
Total current liabilities	14,479,732
Long-term liabilities
Deferred revenue LT	3,515,617
Capital-build, NEDO buyout liability	627,647
Capital-build liability, excluding NEDO buyout liability	9,577,938
Asset retirement obligations	6,861,707
Other liabilities	150,903
Total liabilities	35,213,544
Net assets acquired	$ 112,399,129